Management and Advisory Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Management and Advisory Agreement [Abstract]
Management and Advisory Agreement [Text Block]
12.	Management and Advisory Agreement –

Effective June 21, 2012, the Company entered into an Amended and Restated Management and Advisory Agreement with Blackstreet Capital Management, LLC, a Delaware limited liability company. The amended and restated agreement increases the management fee payable to Blackstreet to the greater of (i) $330,750 per year (subject to annual increases of five percent) or (ii) five percent of Western Capital’s EBITDA. The amended and restated agreement also requires the Company to pay Blackstreet a fee in an amount equal to two percent of the gross proceeds of any debt or equity financing, and a fee in an amount equal to $400,000 (plus a $60,000 increase in the management fee payable under the agreement) upon the closing of an acquisition in consideration for Blackstreet’s referral to the Company of such acquisition opportunity and assistance in the performance of due diligence services relating thereto. The Company will not, however, be obligated to accept and pursue any acquisition referrals made by Blackstreet. Finally, the amended and restated agreement provides that a termination fee will be paid to Blackstreet in the event that the Company terminates the agreement in connection with a sale of all or substantially all of the assets of the Company to, or any merger or other transaction with, an unaffiliated entity, which transaction results in the holders of a majority of the stock of the Company immediately prior to such transaction owning less than 50% of the stock of the Company (or any successor entity) after giving effect to the transaction.

15.	Management and Advisory Agreement –

Effective April 1, 2010, the Company entered into a Management and Advisory Agreement with Blackstreet Capital Management, LLC (“Blackstreet”), to provide certain financial, managerial, strategic and operating advice and assistance. Blackstreet employs two of the Company’s directors and is affiliated with another entity to which a third director provides consulting services. The annual fees for this contract will be the greater of 5% of EBITDA or $300,000 (increased by 5% annually effective April 1, 2011). Management and advisory fees for 2011 and 2010 were $311,250 and $225,000, respectively.